INCOME TAXES Schedule of components of earnings (loss) before income taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Continuing operations:
Canadian	$ 3,604	$ 6,497	$ 24,802
Foreign	(21,734)	(20,436)	(43,878)
Loss before income taxes	(18,130)	(13,939)	(19,076)
Discontinued operations:
Canadian	0	80,395	15,617
Foreign	0	14,488	17,428
Earnings before income taxes	0	94,883	33,045
Earnings (loss) before income taxes	$ (18,130)	$ 80,944	$ 13,969